May 25, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Quaker Investment Trust (File Nos. 033-38074 and 811-06260) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Quaker Investment Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, a Prospectus and Statement of Additional Information (“SAI”) for the CCM Affordable Housing MBS ETF (the “Fund”), an individual series of the Trust.

The Filing contains (i) the facing page, (ii) the Fund’s prospectus, (iii) the Fund’s statement of additional information, (iv) Part C, (v) the signature page, and (vi) exhibits for the Registrant. As has been designated on the facing sheet, it is intended that this Filing become effective 75 days after filing pursuant to Rule 485(a) under the Securities Act.

If you have any questions regarding the Filing, please contact the undersigned at (610) 676-7811 or Mr. Jonathan Kopcsik of Stradley Ronon Stevens & Young, LLP, the Fund’s counsel, at (215) 564-8099.

Very truly yours,

/s/ Alexander Smith

Alexander smith